Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ (64,559)
Ending balance	(68,043)	$ (64,559)
Revaluation pre-tax gain		19
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(123,822)	(119,749)
Additions	5,393	3,961
Acquisition of Devon assets	3,325
Transfers from E&E assets	219	397
Disposals/derecognitions	(2,340)	(1,394)
Foreign exchange adjustments and other	630	(1,109)
Ending balance	(129,789)	(123,822)	$ (119,749)
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	59,263	54,579
Disposals/derecognitions	2,340	1,375
Foreign exchange adjustments and other	(464)	898
Expense	5,287	5,161
Ending balance	61,746	59,263	54,579
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Additions		108
Revaluation pre-tax gain		19
Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation pre-tax gain			114
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,126)
Ending balance	(26,050)	(23,126)
Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(67,007)	(64,816)
Additions	2,613	2,428
Acquisition of Devon assets	3,325
Transfers from E&E assets	219	175
Disposals/derecognitions	(537)	(412)
Foreign exchange adjustments and other	0	0
Ending balance	(72,627)	(67,007)	(64,816)
Operating segments | North America | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,881	41,151
Disposals/derecognitions	537	393
Foreign exchange adjustments and other	18	12
Expense	3,215	3,111
Ending balance	46,577	43,881	41,151
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,586)
Ending balance	(1,584)	(1,586)
Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,321)	(7,126)
Additions	349	237
Acquisition of Devon assets	0
Transfers from E&E assets	0	0
Disposals/derecognitions	0	(703)
Foreign exchange adjustments and other	374	(661)
Ending balance	(7,296)	(7,321)	(7,126)
Operating segments | North Sea | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,735	5,653
Disposals/derecognitions	0	703
Foreign exchange adjustments and other	(279)	528
Expense	256	257
Ending balance	5,712	5,735	5,653
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,268)
Ending balance	(1,221)	(1,268)
Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,471)	(4,881)
Additions	233	212
Acquisition of Devon assets	0
Transfers from E&E assets	0	0
Disposals/derecognitions	(1,515)	(70)
Foreign exchange adjustments and other	256	(448)
Ending balance	(3,933)	(5,471)	(4,881)
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,203	3,719
Disposals/derecognitions	1,515	70
Foreign exchange adjustments and other	(190)	353
Expense	214	201
Ending balance	2,712	4,203	3,719
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(38,166)
Ending balance	(38,769)	(38,166)
Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43,147)	(42,084)
Additions	2,154	1,050
Acquisition of Devon assets	0
Transfers from E&E assets	0	222
Disposals/derecognitions	(285)	(209)
Foreign exchange adjustments and other	0	0
Ending balance	(45,016)	(43,147)	(42,084)
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,981	3,628
Disposals/derecognitions	285	209
Foreign exchange adjustments and other	(13)	5
Expense	1,564	1,557
Ending balance	6,247	4,981	3,628
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(303)
Ending balance	(298)	(303)
Operating segments | Midstream and Refining | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(441)	(428)
Additions	10	13
Acquisition of Devon assets	0
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Ending balance	(451)	(441)	(428)
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	138	124
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Expense	15	14
Ending balance	153	138	124
Head office
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(110)
Ending balance	(121)	(110)
Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(435)	(414)
Additions	34	21
Acquisition of Devon assets	0
Transfers from E&E assets	0	0
Disposals/derecognitions	(3)	0
Foreign exchange adjustments and other	0	0
Ending balance	(466)	(435)	(414)
Head office | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	325	304
Disposals/derecognitions	3	0
Foreign exchange adjustments and other	0	0
Expense	23	21
Ending balance	345	$ 325	$ 304
GABON | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Disposals/derecognitions	$ 1,515